X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS (66.34%)
COMMUNICATIONS (4.35%)
Activision Blizzard, Inc.	8,212	$610,480
Alphabet, Inc., Class C(a)	4,590	441,328
Meta Platforms, Inc., Class A(a)	1,668	226,314
Zillow Group, Inc., Class C(a)	2,688	76,904
		1,355,026

CONSUMER DISCRETIONARY (11.67%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,650	131,984
Amazon.com, Inc.(a)	2,882	325,665
Chipotle Mexican Grill, Inc.(a)	80	120,221
Copart, Inc.(a)	3,473	369,528
Domino's Pizza, Inc.	254	78,791
General Motors Co.	8,148	261,469
Home Depot, Inc.	1,296	357,618
Lennar Corp., Class A	4,468	333,089
MercadoLibre, Inc., Sponsored ADR(a)	352	291,379
PulteGroup, Inc.	7,635	286,313
TJX Cos., Inc.	7,052	438,070
Tractor Supply Co.	2,415	448,900
Vipshop Holdings, Ltd., ADR(a)	22,355	188,006
		3,631,033

CONSUMER STAPLES (9.19%)
Altria Group, Inc.	8,555	345,451
Calavo Growers, Inc.	4,002	127,064
Costco Wholesale Corp.	1,125	531,303
Dollar General Corp.	2,168	520,016
Mission Produce, Inc.(a)	10,641	153,868
Philip Morris International, Inc.	4,947	410,650
Target Corp.	2,394	355,246
Walmart, Inc.	3,229	418,801
		2,862,399

ENERGY (7.61%)
Chesapeake Energy Corp.	5,187	488,667
Diamondback Energy, Inc.	5,641	679,515
EOG Resources, Inc.	3,146	351,503
Suncor Energy, Inc.	30,179	849,539
		2,369,224

FINANCIALS (8.36%)
Ally Financial, Inc.	10,981	305,601
Berkshire Hathaway, Inc., Class B(a)	1,725	460,609
Chubb, Ltd.	2,458	447,061
Intercontinental Exchange, Inc.	1,236	111,673
JPMorgan Chase & Co.	3,337	348,716

Description	Shares	Value
FINANCIALS (continued)
Marsh & McLennan Cos., Inc.	2,954	$441,003
OFG Bancorp	3,525	88,583
Popular, Inc.	1,151	82,941
Truist Financial Corp.	7,288	317,320
		2,603,507

HEALTH CARE (4.31%)
Amgen, Inc.	1,890	426,006
Bausch Health Cos., Inc.	11,163	76,913
Johnson & Johnson	2,774	453,161
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	47,616	384,261
		1,340,341

INDUSTRIALS (6.27%)
Fastenal Co.	7,708	354,876
General Dynamics Corp.	2,476	525,333
Lockheed Martin Corp.	1,166	450,414
United Rentals, Inc.(a)	1,351	364,933
XPO Logistics, Inc.(a)	5,786	257,593
		1,953,149

MATERIALS (4.04%)
Freeport-McMoRan, Inc.	7,745	211,671
Glencore PLC, ADR	50,696	531,293
Rio Tinto PLC, ADR	3,778	208,017
Tecnoglass, Inc.	4,436	93,112
Vale SA, ADR	16,134	214,905
		1,258,998

TECHNOLOGY (9.61%)
Advanced Micro Devices, Inc.(a)	5,411	342,841
Akamai Technologies, Inc.(a)	2,647	212,607
Apple, Inc.	2,726	376,733
Booz Allen Hamilton Holding Corp.	1,575	145,451
Fortinet, Inc.(a)	5,730	281,515
Garmin, Ltd.	3,710	297,950
MarketAxess Holdings, Inc.	886	197,126
Mastercard, Inc., Class A	1,055	299,979
Micron Technology, Inc.	6,699	335,620
N-able, Inc.(a)	5,242	48,384
PayPal Holdings, Inc.(a)	2,627	226,106
Shopify, Inc., Class A(a)	4,321	116,408
SolarWinds Corp.(a)	14,427	111,809
		2,992,529

UTILITIES (0.93%)
Iberdrola SA, Sponsored ADR	7,812	290,685

TOTAL COMMON STOCKS (Cost $24,010,810)		20,656,891

	Principal Amount	Value
GOVERNMENT BONDS (32.62%)
U.S. Treasury Notes
10/15/24, 0.63%	$1,590,000	$1,478,079
01/31/25, 1.38%	126,500	118,485
10/31/26, 1.63%	45,600	41,305
03/31/24, 2.25%	8,783,000	8,519,511

TOTAL GOVERNMENT BONDS (Cost $10,491,844)		10,157,380

SHORT-TERM INVESTMENTS (0.32%)
U.S. Treasury Bills
02/16/23, 0.00%(b)	100,000	98,669

TOTAL SHORT-TERM INVESTMENTS (Cost $98,858)		98,669

TOTAL INVESTMENTS (99.28%) (Cost $34,601,512)		30,912,940
Other Assets In Excess Of Liabilities (0.72%)		224,052
NET ASSETS (100.00%)		$31,136,992

(a)	Non-income producing security.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$20,656,891	$–	$–	$20,656,891
Government Bonds	10,157,380	–	–	10,157,380
Short-Term Investments	98,669	–	–	98,669
Total	$30,912,940	$–	$–	$30,912,940

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at September 30, 2022.